financing costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest expense
Interest on long-term debt, excluding lease liabilities - gross	$ 683	$ 676
Interest on long-term debt, excluding lease liabilities - capitalized	(3)	(37)
Interest on long-term debt, excluding lease liabilities	680	639
Interest on lease liabilities	66	70
Interest on short-term borrowings and other	15	5
Interest accretion on provisions	18	16
Long-term debt prepayment premium	10	18
Total	789	748
Employee defined benefit plans net interest	26	16
Foreign exchange	(3)	14
Total	812	778
Interest income	(16)	(7)
Net	796	771
Net interest cost	773	792
Interest on long-term debt, excluding lease liabilities - capitalized	(3)	(37)
Employee defined benefit plans net interest	$ 26	$ 16
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)	3.10%	4.33%